LONG-TERM INVESTMENTS (Cost Method Investments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012	Feb. 29, 2012
Cost method investments [Line Items]
Impairment loss on cost method investment		$ 1,999,999	$ 2,000,000
U4iA [Member]
Cost method investments [Line Items]
Ownership interest					2.40%
Cost of investment					$ 2,000,000
Impairment loss on cost method investment			$ 2,000,000
Meteor [Member]
Cost method investments [Line Items]
Ownership interest			1.20%	2.50%
Cost of investment				$ 2,000,000
Impairment loss on cost method investment		$ 2,000,000